Note 13 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014	2013

Shares issued and outstanding at beginning of period	35,970,605	35,970,605	35,970,605
Weighted average number of shares:
Issued during the period	129,867	-	-
Repurchased during the period	(87,214)	-	-
Weighted average number of shares used in computing basic earnings per share	36,013,258	35,970,605	35,970,605
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	411,769	392,326	334,586
Number of shares used in computing diluted earnings per share	36,425,027	36,362,931	36,305,191